UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2006

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Robshaw & Julian Associates, Inc.

Address:   6255 Sheridan Drive, Suite 400,
           Williamsville, New York  14221

Form 13F File Number: 28- 7320

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   James P. Julian
Title:  Vice President
Phone:  716-633-6555

Signature,  Place,  and  Date  of  Signing:

/s/ James P. Julian              Williamsville, New York              02/05/2007

    [Signature]                       [City, State]                     [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

13F File Number  Name

28-_7320          Robshaw & Julian Associates, Inc.

                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   43

Form 13F Information Table Value Total:  $136,224,093


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.] NONE

                                              FORM 13F INFORMATION TABLE

                                                                  SHARES/ SH/ PUT/ INVSTMT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP    VALUE  PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ---- ------ ----
GENERAL ELECTRIC CO.           COMMON           369604103  8171651  219609          x       none        x      0    0
WYETH                          COMMON           983024100  6852661  134577          x       none        x      0    0
PEPSICO INC                    COMMON           713448108  5857808   93650          x       none        x      0    0
SYSCO CORP                     COMMON           871829107  5750771  156441          x       none        x      0    0
BP                             COMMON           556221074  5569300   83000          x       none        x      0    0
AMERICAN INTL GROUP            COMMON           26874107   5427385   75738          x       none        x      0    0
PROCTOR & GAMBLE               COMMON           742718109  4954703   77092          x       none        x      0    0
AFLAC INC                      COMMON           1055102    4892100  106350          x       none        x      0    0
WAL MART STORES INC            COMMON           931142103  4769794  103287          x       none        x      0    0
UNITED TECHNOLOGIES            COMMON           913017109  4732264   75692          x       none        x      0    0
MEDTRONIC                      COMMON           585055106  4659383   87075          x       none        x      0    0
PRAXAIR INC.                   COMMON           74005P104  4146870   69895          x       none        x      0    0
GOLDMAN SACHS                  COMMON           38141G104  4137509   20755          x       none        x      0    0
PFIZER                         COMMON           717081103  4078551  157473          x       none        x      0    0
BARCLAYS                       COMMON           06738E204  3694797   63550          x       none        x      0    0
EXXON CORP                     COMMON           302290101  3678567   48174          x       none        x      0    0
UNITED PARCEL                  COMMON           911312106  3606538   48100          x       none        x      0    0
MICROSOFT                      COMMON           594918104  3328554  111472          x       none        x      0    0
ILLINOIS TOOL WORKS            COMMON           452308109  3293578   71305          x       none        x      0    0
FANNIE MAE                     COMMON           313586109  3210564   54059          x       none        x      0    0
TEVA                           COMMON           881624209  3205125  103125          x       none        x      0    0
STRYKER                        COMMON           863667101  3142648   57025          x       none        x      0    0
ALTRIA                         COMMON           02209S103  2862097   33350          x       none        x      0    0
INTEL CORP                     COMMON           458140100  3510945  173380          x       none        x      0    0
VANGUARD EMERGING MARKETS      COMMON           922042858  2743476   35450          x       none        x      0    0
VIPERS
MC CORMICK                     COMMON           579780206  2730048   70800          x       none        x      0    0
CISCO                          COMMON           17275R102  2624227   96020          x       none        x      0    0
ECANA                          COMMON           292505104  2512316   54675          x       none        x      0    0
DONALDSON                      COMMON           257651109  2433240   70102          x       none        x      0    0
TODCO                          COMMON           88889t107  1922917   56275          x       none        x      0    0
FIFTH THIRD BANCORP            COMMON           316773100  1908361   46625          x       none        x      0    0
SLM                            COMMON           78442P106  1892276   38800          x       none        x      0    0
DENTSPLY                       COMMON           249030107  1797716   60225          x       none        x      0    0
POWERSHARES DYNAMIC BIOTECH &  COMMON           73935X856  1725750   97500          x       none        x      0    0
GENOME
J P MORGAN CHASE               COMMON           46625H100  1446102   29940          x       none        x      0    0
3M                             COMMON           88579Y101  1091020   14000          x       none        x      0    0
COCA COLA CO.                  COMMON           191216100  1013250   21000          x       none        x      0    0
KIMBERLY CLARK                 COMMON           494368103   983680   14500          x       none        x      0    0
DU PONT E I DE NEMOURS         COMMON           263534109   543117   11150          x       none        x      0    0
BELLSOUTH                      COMMON           79860102    508788   10800          x       none        x      0    0
WELLS FARGO                    COMMON           949746101   298704    8400          x       none        x      0    0
BRISTOL MYERS                  COMMON           110122108   280571   10660          x       none        x      0    0
JOHNSON & JOHNSON              COMMON           478160104   234371    3550          x       none        x      0    0